Revenue (Details) - Schedule of Revenue Recognized that was Included in the Contract Liability Balance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Revenue Recognized That Was Included In The Contract Liability Balance Abstract
Service revenue	$ 58,475	$ 20,194